Income and other taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Components of income tax expense	Income tax (expense) recovery:

For the years ended December 31	2021	2020
Current tax (expense) recovery:
Current period before undernoted items	$(115,629)	$(27,759)
Adjustments to prior years	(138)	2,563
	(115,767)	(25,196)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	4,360	89,301
Adjustments to prior years	(235)	(1,067)
Changes in tax rates	3,630	(5,031)
Other	(2,415)	4,098
	5,340	87,301
Total income tax (expense) recovery	$(110,427)	$62,105

Reconciliation of accounting profit multiplied by applicable tax rates	Income tax (expense) recovery differs from the amounts that would be obtained by applying the Canadian statutory income tax rate to net income (loss) before income taxes as follows:

For the years ended December 31	2021	2020
Income (loss) before income taxes	$666,338	$(187,432)
Deduct earnings of associate	(97,743)	(29,577)
	568,595	(217,009)
Canadian statutory tax rate	24.5%	25.6%
Income tax recovery (expense) calculated at Canadian statutory tax rate	(139,306)	55,554
Decrease (increase) in income tax expense resulting from:
Impact of income and losses taxed in foreign jurisdictions	(24,313)	3,771
Utilization of unrecognized loss carryforwards and temporary differences	7,008	7,013
Impact of tax rate changes and tax settlements	43,515	(5,031)
Impact of foreign exchange	(3,198)	3,748
Other business taxes	(3,691)	(3,081)
Impact of recovery items (expenses) not taxable (deductible) for tax purposes	8,377	(5,461)
Adjustments to prior years	(373)	1,496
Other	1,554	4,096
Total income tax (expense) recovery	$(110,427)	$62,105

Effect of temporary difference, unused tax losses and unused tax credits and analysis of change in deferred income tax liabilities	The tax effect of temporary differences that give rise to deferred income tax liabilities and deferred income tax assets is as follows:

As at		Dec 31, 2021			Dec 31, 2020
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Property, plant and equipment (owned)	$(427,001)	$(253,108)	$(173,893)	$(448,533)	$(262,020)	$(186,513)
Right-of-use assets	(35,571)	(28,047)	(7,524)	(43,386)	(35,297)	(8,089)
Repatriation taxes	(106,339)	—	(106,339)	(102,370)	—	(102,370)
Other	(13,467)	(270)	(13,197)	(15,205)	—	(15,205)
	(582,378)	(281,425)	(300,953)	(609,494)	(297,317)	(312,177)
Non-capital loss carryforwards	370,642	329,405	41,237	391,132	339,396	51,736
Lease obligations	48,481	37,153	11,328	56,894	44,455	12,439
Share-based compensation	14,063	1,832	12,231	14,669	1,758	12,911
Other	34,656	11,204	23,452	70,931	49,232	21,699
	467,842	379,594	88,248	533,626	434,841	98,785
Net deferred income tax assets (liabilities)	$(114,536)	$98,169	$(212,705)	$(75,868)	$137,524	$(213,392)
As at December 31, 2021, deferred income tax assets have been recognized in respect of non-capital loss carryforwards generated in the United States. These loss carryforwards expire as follows:

	Dec 31 2021
	Gross amount	Tax effect
Expire
Losses generated in 2015 (expires 2035)	$294,774	$67,798
Losses generated in 2016 (expires 2036)	432,581	99,494
Losses generated in 2017 (expires 2037)	234,941	54,036
	962,296	221,328
No expiry
Losses generated in 2019	255,244	58,706
Losses generated in 2020	160,058	36,813
Total non-capital loss carryforwards	$1,377,598	$316,847
Analysis of the change in deferred income tax assets and liabilities:

		2021			2020
	Net	Deferred tax assets	Deferred tax liabilities	Net	Deferred tax assets	Deferred tax liabilities
Balance, January 1	$(75,868)	$137,524	$(213,392)	$(161,206)	$111,614	$(272,820)
Deferred income tax recovery included in net income	5,340	(592)	5,932	87,301	28,243	59,058
Deferred income tax recovery (expense) included in other comprehensive income	(42,919)	(38,763)	(4,156)	(2,325)	(2,333)	8
Other	(1,089)	—	(1,089)	362	—	362
Balance, December 31	$(114,536)	$98,169	$(212,705)	$(75,868)	$137,524	$(213,392)